Inventory	12 Months Ended
Dec. 31, 2017
Inventory.
Inventory

11Inventory

Accounting policy

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). The net realizable value is the estimated selling price in the ordinary course of business, less any additional selling expenses.  Imports in transit are stated at the accumulated cost of each import.

The Company, at least once a year, counts its physical inventory of goods to ensure that the physical balances and the recorded balances are the same. Any adjustment to be performed is booked under “Cost of products sold”.

(a)Composition

	2017	2016
Finished products	106,026	121,969
Semi-finished products	85,458	65,054
Raw materials	30,128	17,511
Auxiliary materials and consumables	81,261	104,972
Imports in transit	41,878	20,631
Other	863	15
Provision for obsolete and slow-moving inventory	(20,736)	(38,384)

	324,878	291,768

The Company had no inventory pledged as collateral for any of its liabilities.

(b)Changes in the provision for obsolete and slow-moving inventory

	2017					2016
	Finished products	Semi- finished products	Raw materials	Auxiliary materials and consumables	Total	Total
Balance at the beginning of the year	(768)	(10,167)	(153)	(27,296)	(38,384)	(36,985)
Reversals (additions), net	727	(2)	(63)	16,773	17,435	3,090
Exchange variation gains (losses)	1	150	2	60	213	(4,489)

Balance at the end of the year	(40)	(10,019)	(214)	(10,463)	(20,736)	(38,384)